Right of use assets and liabilities - Time and bareboat chartered-in vessels (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 01, 2018	Apr. 30, 2017	Dec. 31, 2019	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Right-of-use assets			$ 697,903,000	$ 24,200,000	$ 51,101,000	$ 0
Lease liabilities			569,974,000	24,200,000	$ 50,714,000
Equity Adjusted For Cumulative Effect Of New Accounting Principle In Period Of Adoption	$ 4,000		(2,249,000)
Basic loss per share - IFRS 16					$ (0.06)
Vessels [member]
Disclosure of finance lease and operating lease by lessee [line items]
Right-of-use assets			680,483,000		$ 48,466,000
Vessels [member] | STI Beryl, STI Le Rocher, STI Larvotto [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Sale leaseback transaction, deposit per vessel			4,350,000			4,350,000
Vessels [member] | Handymax [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate				$ 6,300
Vessels [member] | Handymax [Member] | Silent [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate			6,300
Vessels [member] | Handymax [Member] | Single [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate			6,300
Vessels [member] | Handymax [Member] | Star I [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate			6,300
Vessels [member] | Handymax [Member] | Steel [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate			6,300
Vessels [member] | Handymax [Member] | Sky [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate			6,300
Vessels [member] | Handymax [Member] | Stone I [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate			6,300
Vessels [member] | Handymax [Member] | Style [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate			6,300
Vessels [member] | MR [Member] | Miss Benedetta [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, expired in current year, daily rate						$ 14,000
Vessels [member] | MR [Member] | STI Beryl [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease liabilities			8,800
Vessels [member] | MR [Member] | STI Le Rocher [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease liabilities			8,800
Vessels [member] | MR [Member] | STI Larvotto [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease liabilities			8,800
Vessels [member] | MR [Member] | STI Beryl, STI Le Rocher, STI Larvotto [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Sale and leaseback, term of lease		8 years
Leaseback, daily rate		$ 8,800
Sale leaseback transaction, gross proceeds per vessel		29,000,000
Sale leaseback transaction, deposit per vessel		$ 4,350,000
Accumulated deficit
Disclosure of finance lease and operating lease by lessee [line items]
Equity Adjusted For Cumulative Effect Of New Accounting Principle In Period Of Adoption	$ 4,000		$ (2,249,000)